PROSPECTUS

                           THE QUAKER FAMILY OF FUNDS
                        A Family of No Load Mutual Funds


The investment objective of the Quaker Enhanced Stock Market Fund, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, and the Quaker Sector Allocation Equity Fund is to provide long-term capital growth. These Funds strive to achieve this objective by investing primarily in equity securities of domestic U.S. companies, although each Fund pursues this objective through a differing investment policy and portfolio composition. The investment objective of the Quaker Fixed Income Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

While there is no assurance that any of the Funds will achieve its investment objective, each Fund endeavors to do so by following the investment policies described in this Prospectus. Each Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest or redeem shares at any time.

                               Quaker Funds, Inc.
                             1288 Valley Forge Road
                               Post Office Box 987
                        Valley Forge, Pennsylvania 19482

The Funds are no load diversified series of the Quaker Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth the information about the Funds that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds has been filed with the Securities and Exchange Commission and is available upon request and without charge. You may request the Statement of Additional Information, which is incorporated in this Prospectus by reference, by writing the Funds at Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, or by calling 800-220-8888.

Investment in any of the Funds involves risks, including the possible loss of principal. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is November 14, 1996.

                                TABLE OF CONTENTS


PROSPECTUS SUMMARY ........................................................    3

FEE TABLE .................................................................    5

INVESTMENT OBJECTIVE AND POLICIES .........................................    6

RISK FACTORS ..............................................................   14

INVESTMENT LIMITATIONS ....................................................   15

FEDERAL INCOME TAXES ......................................................   16

DIVIDENDS AND DISTRIBUTIONS ...............................................   17

HOW SHARES ARE VALUED .....................................................   17

HOW SHARES MAY BE PURCHASED ...............................................   17

HOW SHARES MAY BE REDEEMED ................................................   20

MANAGEMENT OF THE FUNDS ...................................................   21

OTHER INFORMATION .........................................................   25



This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

                               PROSPECTUS SUMMARY

The Funds               The  Quaker  Family of Funds (the  "Funds")  are no load
                        diversified  series of the Quaker  Investment Trust (the
                        "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. See
                        "Other Information - Description of Shares".

Offering Price          Shares in the Funds are offered at net asset value.  The
                        minimum initial investment is $25,000. The minimum subsequent investment is $250. See "How Shares May be
                        Purchased".

Investment Objectives   The Quaker  Enhanced  Stock Market Fund, the Quaker Core
                        Equity Fund,  the Quaker  Aggressive  Growth  Fund,  the
                        Quaker  Small-Cap  Value  Fund,  and the  Quaker  Sector
                        Allocation Equity Fund (collectively  herein the "Equity
                        Funds")  are  Funds  which  invest  primarily  in equity
                        securities  of  domestic  U.S.  companies.  The  primary
                        investment  objective  of each Equity Fund is to provide
                        shareholders with long-term capital growth.  Realization
                        of  current  income  is  not  a  significant  investment
                        consideration,   and  any   income   realized   will  be
                        incidental  to each  Fund's  objective.  The  investment
                        objective  of the Quaker  Fixed  Income Fund (the "Fixed
                        Income Fund") is to generate  current  income,  preserve
                        capital  and  maximize  total  returns   through  active
                        management of investment grade fixed income  securities.
                        To the extent practicable, the Fund generally will remain fully invested in fixed income securities. The
                        Fund intends to invest generally in investment grade bonds. For more detailed information regarding the investment objectives and policies of each Fund, please see "Investment Objective and Policies".

Special Risk
Considerations          Although  the Equity  Funds  will  invest  primarily  in
                        common stocks traded in U.S.  securities  markets,  they
                        will  each  focus  on  specific  objectives  which  will
                        present   both   potential   rewards  and  special  risk
                        considerations.  Some of the Equity  Funds will focus on
                        or   include   investments   in   small   capitalization
                        companies. Accordingly these Funds may be subject to greater fluctuations in net asset value than those Funds which invest in larger capitalization companies. The
                        Aggressive Growth Fund may also make short sales of securities, an investment technique entailing greater than average risk to the extent utilized. Short selling is considered to be of a speculative nature. The
                        Aggressive  Growth Fund and the Sector Allocation Equity
                        Fund may also engage in options transactions, which present special risks.

                        While the Fixed Income Fund will invest primarily in "high quality" investment grade bonds, some of the Fund's investments may include mortgage and asset-backed securities, collateralized mortgage obligations, and other mortgage derivative products which involve certain risks. All the Funds' investments may include illiquid securities and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. The Funds may borrow only under certain limited conditions (including to meet redemption requests) and not to purchase securities. It is not the intent of the Funds to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Funds' net asset value until repaid. See "Risk Factors".

Managers Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, professional investment advisory firms have been selected to direct the day to day investment management of each Fund. Fiduciary Asset Management Co. of St. Louis, Missouri manages both the Quaker Enhanced Stock Market Fund and the Quaker Fixed Income Fund. Fiduciary Asset Management manages over $2.6 billion in assets. West Chester Capital Advisors, Inc. of West Chester, Pennsylvania manages the Quaker Core Equity Fund's investments. West Chester Capital manages over $54 million in assets. DG Capital Management, Inc. of Wayland, Massachusetts manages the Quaker Aggressive Growth Fund's investments. DG Capital Management is a new investment advisory firm, although its principal has significant investment management experience. Aronson + Partners of Philadelphia, Pennsylvania manages the Quaker Small-Cap Value Fund's investments. Aronson manages over $660 million in assets. Logan Capital Management, Inc. of Philadelphia, Pennsylvania manages the Quaker Sector Allocation Equity Fund's investments. Logan Capital manages over $175 million in assets. For its advisory services, each Advisor receives a monthly fee based on the Fund's daily net assets. For the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, and the Quaker Sector Allocation Equity Fund, the Advisors are compensated at the annual rate of 0.75%. For the Quaker Enhanced Stock Market Fund the Advisor is compensated at the annual rate of 0.50%. For the Quaker Fixed Income Fund the Advisor is compensated at the annual rate of 0.45%. See "Management of the Funds".

Dividends               Capital gains,  if any, are paid at least once each year
                        by each  Fund.  Income  dividends,  if any,  are paid at
                        least  annually by the Equity  Funds.  The Fixed  Income
                        Fund intends to distribute a dividend monthly. Dividends
                        and  capital  gains   distributions   are  automatically
                        reinvested in additional shares at net asset value unless the shareholder elects to receive cash. See
                        "Dividends and Distributions".


Distributor and
Distribution Plan       Quaker Securities,  Inc. (the  "Distributor")  serves as
                        distributor  of shares of the  Funds.  Under the  Funds'
                        Distribution   Plan,   expenditures  by  the  Funds  for
                        distribution  activities may not exceed 0.25% of average
                        net assets annually and will be funded entirely  through
                        investment   advisory   fees   payable   to  the  Funds'
                        investment advisors and will not be paid directly by the
                        Funds.   See  "How   Shares   May  Be   Purchased"   and
                        "Distribution Plan".

Sponsor and
Shareholder Servicing   Shareholder  servicing  activities  will be performed by
                        Quaker Funds, Inc. (the "Fund Sponsor"), an affiliate of the Distributor. Shareholder service fees will generally be payable to the Fund Sponsor in the amount of 0.25% of average net assets annually. The maximum shareholder service fee for the Enhanced Stock Market Fund and the Fixed Income Fund will not exceed 0.20% and 0.15% of average net assets, respectively. See "Management of the Funds-Sponsor of the Funds".

Redemption of
Shares There is no charge for redemptions, other than those charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by a Fund. A shareholder who submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be Redeemed".

Money Market Fund       The  Custodian of the Funds,  The Fifth Third Bank,  has
                        agreed  to  make  available  the  Fountain  Square  U.S.
                        Treasury  Obligation  Fund,  a  money  market  fund  not
                        affiliated   with  the  Quaker  Family  of  Funds,   for
                        automatic   transfer  of  redemption   proceeds   and/or
                        dividends paid on a shareholder's account with the Funds. Further information and a Fountain Square U.S.
                        Treasury Obligation Fund prospectus may be obtained by calling the Quaker Family of Funds at 800-220-8888.

                                    FEE TABLE


The following table sets forth certain information in connection with the expenses of the Funds for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by each Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.


                        Shareholder Transaction Expenses

Maximum sales load imposed on purchases
     (as a percentage of offering price)                                  NONE
Sales load imposed on reinvested dividends                                NONE
Deferred sales load                                                       NONE
Redemption fee *                                                          NONE
Exchange fee                                                              NONE

* Each Fund imposes a $10 charge for wiring redemption proceeds.


                         Annual Fund Operating Expenses3
                     (as a percentage of average net assets)

                                          Core Equity
                                        Aggressive Growth          Enhanced
                                         Small-Cap Value             Stock               Fixed
                                       & Sector Allocation           Market              Income
Investment advisory fees                           0.75%(1)          0.50%(1)              0.45%(1)
12b-1 fees                                         0.00%(1)          0.00%(1)              0.00%(1)
Shareholder servicing fees                         0.25%(2)          0.20%2                0.15%(2)
Other expenses                                     0.35%             0.30%                 0.30%
                                                   -----             -----                 -----
     Total operating expenses                      1.35%(3)          1.00%(3)              0.90%(3)

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming a 5% annual return: 1 Year 3 Years

Core Equity Fund                                              $14            $43
Aggressive Growth Fund                                        $14            $43
Small-Cap Value Fund                                          $14            $43
Sector Allocation Equity Fund                                 $14            $43
Enhanced Stock Market Fund                  $11               $35
Fixed Income Fund                                             $ 9            $29

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

   1 Up to 25% of the investment advisory fee may be paid for distribution activities relating to the Funds. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Fund may pay certain distribution expenses up to 0.25% of its average net assets annually. All amounts paid for distribution activities will be funded entirely through investment advisory fees payable to the Funds' investment advisors and will not be paid directly by the Funds. See "How Shares May Be Purchased - Distribution Plan".

   2 Each Fund has adopted a Shareholder Servicing Agreement which provides that the Fund will pay a shareholder servicing fee to the Funds' Sponsor, Quaker Funds, Inc., in the amount of 0.25% of the average daily net assets of the Fund, except the shareholder servicing fee will be limited to 0.20% for the Enhanced Stock Market Fund and 0.15% for the Fixed Income Fund. See "Management of the Funds-Sponsor of the Funds".

   3 The "Total operating expenses" shown above are based upon contractual amounts and other operating expenses estimated to be incurred by each Fund for the current fiscal year. Each Advisor, the Administrator and the Fund Sponsor have agreed to a reduction in the fees payable to it in an amount that limits "Total operating expenses" (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses) to the total expense ratios as a percentage of net assets noted in each column. There can be no assurance that the Advisor's, Administrator's and Fund Sponsor's fee waivers will continue in the future.

See "How Shares May Be Purchased" and "Management of the Funds" below for more information about the fees and costs of operating the Funds. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Funds; the actual rate of return for the Funds may be greater or less than 5%. Further information about the performance of each Fund will be contained in the Annual Report of that Fund, a copy of
which,   when   available,   may  be  obtained  at  no  charge  by  calling  the
Administrator.

                        INVESTMENT OBJECTIVE AND POLICIES

                        Quaker Enhanced Stock Market Fund

Investment Objective. The investment objective of the Quaker Enhanced Stock Market Fund (the "Enhanced Stock Market Fund") is to provide shareholders with long-term capital growth. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Enhanced Stock Market Fund's objective. The Enhanced Stock Market Fund strives to achieve its investment objective by investing primarily in equity securities of domestic U.S. companies. While there is no guarantee that the Enhanced Stock Market Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Enhanced Stock Market Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Enhanced Stock Market Fund's shareholders.

The Enhanced Stock Market Fund will seek to achieve this objective by investing in a portfolio with a diversification, market capitalization and volatility risk approximating the diversification, capitalization and volatility levels of the S&P 500, while seeking to identify sectors and individual securities which offer the opportunity to exceed the total return of the S&P 500 Index. The Fund portfolio may contain up to 300 issues (40% fewer than the S&P 500 Index), and may not contain a representation of all sectors comprising the S&P 500 Index. In sharp contrast to funds whose stated investment objective is a passive tracking of performance to the S&P 500 Index (funds whose investment objective is maintenance of a portfolio substantially identical to the S&P 500 Index), the Enhanced Stock Market Fund is actively managed with constant attention to proprietary models designed to track the S&P 500 Index in risk and volatility, yet exceed the S&P 500 in potential price appreciation.

Investment Selection. The Enhanced Stock Market Fund will seek to achieve its objective through active security and sector analysis, utilizing a proprietary statistical model of historical and current data and related correlation predictions of equity price performance. The Fund seeks to develop a diverse portfolio of stocks selected from approximately 1400 domestic equity securities with market capitalizations within a similar range of the market capitalization of those domestic equity securities comprising the S&P 500 Index. From this universe of 1400 equities, Fiduciary Asset Management ("FAM"), investment advisor to the Enhanced Stock Market Fund, will construct a portfolio of approximately 200 equities utilizing a number of quantitative and qualitative criteria, based on historical statistical factors with quantifiable correlation to market equity valuation. Company factors known as Common Factors including, but not limited to size; earnings/price; book/price; financial leverage; foreign income; labor intensity and dividend yield are examined.

FAM further tracks and examines criteria on each company relative to that company's earnings; trading volume; analyst projected earnings per share; diffusion of analysts' projection of earnings; relative strength of stock price; among other criteria. Each company is also compared to financial and stock price valuation criteria with peer companies in the same industry sectors. Relative valuation and attractiveness is then determined to identify securities within these industry sectors with expected superior possibilities of price strength. Construction of the Enhanced Stock Market Fund is highly quantitative and is dependent on extensive maintenance and analysis of statistical data relating to each company in which the Enhanced Stock Market Fund may invest.

                             Quaker Core Equity Fund

Investment Objective. The investment objective of the Quaker Core Equity Fund ("Core Equity Fund") is to provide shareholders with long-term capital growth. Realization of current income, while of secondary significance, will be an investment consideration. Any such income realized should be considered incidental to the Core Equity Fund's objective. The Core Equity Fund strives to achieve its investment objective by investing primarily in equity securities of domestic U.S. companies. While there is no guarantee that the Core Equity Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Core Equity Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Core Equity Fund's shareholders.

Investment Selection. The Core Equity Fund will invest primarily in the equities of large capitalization, well established companies, with substantial market shares in their respective industry groups and markets, favorable balance sheet criteria, strong earnings and cash flows, and reasonable expectations for continued profit growth. West Chester Capital Advisors ("West Chester"), investment advisor to the Core Equity Fund, will conduct an ongoing analysis of the financial health and prospects for share price increases of existing and potential portfolio companies. This will include analysis of fundamental traits associated with both growth companies (increasing revenues, earnings, cash flows, market share) and value companies (low share price/book value, low debt/total capital, low price/earnings ratios) among other factors.

The majority of the holdings in the Core Equity Fund will be equity securities of companies whose total market capitalization exceeds $5 billion, which in aggregate will have trailing growth rates in excess of the S&P 500 average, dividend yields in line with the S&P 500 average, and price/earnings ratios approximating that of the S&P 500 average. The Fund places an emphasis on equity securities of larger capitalization companies. The current yield (current dividend divided by the current share price) is a secondary investment criterion. Securities in the Fund portfolio will be selected from those equities listed on major U.S. exchanges. Up to 25% of the Core Equity Fund may be invested in securities that do not satisfy some or all of the above criteria.

The Core Equity Fund's portfolio will be constructed of 60-80 equity securities representing the major industry group classifications which comprise the S&P 500 Index. West Chester begins with an analysis of the recent price performance and relative valuation of major industry groups within the S&P 500. Fund target weighting for each industry group is then determined. The weighting of each industry group will range from a minimum of one-half of the S&P 500 weighting in a particular industry group, to a maximum weighting of twice the S&P 500 weighting in a particular industry group. West Chester will make determinations as to the relative weightings among industry groups based on qualitative and quantitative analysis of the industry groups themselves, and of individual companies within each industry group. West Chester does not anticipate frequent or aggressive shifting of industry group weightings within the portfolio.

                          Quaker Aggressive Growth Fund

Investment Objective. The investment objective of the Quaker Aggressive Growth Fund ("Aggressive Growth Fund") is to provide shareholders with long-term capital growth. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Aggressive Growth Fund's objective. The Aggressive Growth Fund strives to achieve its investment objective by investing primarily in equity securities of domestic U.S. companies. While there is no guarantee that the Aggressive Growth Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Aggressive Growth Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Aggressive Growth Fund's shareholders.

Investment  Selection.  The  Aggressive  Growth Fund's  portfolio will include a limited number of equity securities of those companies which DG Capital Management ("DGCM"), investment advisor to the Aggressive Growth Fund, feels show a high probability of superior prospects for growth. Many of the portfolio companies will be small capitalization companies, which may exhibit more volatility than medium and large capitalization companies. In selecting portfolio companies, DGCM relies heavily on developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies. DGCM attempts to invest in those companies undergoing positive changes that have not been recognized by security analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. DGCM believes these companies offer unique and potentially superior investment opportunities.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

a)  the  anticipated  price  appreciation  has  been  achieved  or is no  longer probable;
b) the company's fundamentals appear, in the analysis of DGCM, to be deteriorating;
c) general market expectations regarding the company's future performance exceed those expectations held by DGCM;
d) alternative investments offer, in the view of DGCM, superior potential for appreciation.

The Aggressive Growth Fund also utilizes the investment strategy of short selling securities in the universe of securities monitored by DGCM. DGCM believes that the volatility of the Aggressive Growth Fund will be reduced, and potential investment gain will be enhanced, through use of a conservative short selling technique. The Aggressive Growth Fund will limit short selling to 25% of its net assets. In addition, DGCM employs tight trading stops on securities sold short to reduce the trading risk present in short selling. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

Since short selling can result in profits when stock prices generally decline, the Aggressive Growth Fund in this manner can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. The Fund could at any time, however, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. When a short position is closed out, it may result in a short term capital gain or loss for federal income tax purposes. To the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of a fund that does not engage in short sales.

No short sale will be effected which will, at the time of making such short sale transaction and giving effect thereto, cause the aggregate market value of all securities sold short to exceed 25% of the value of the Aggressive Growth Fund's net assets. The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 2% of the value of the Aggressive Growth Fund's net assets or 2% of the securities of any class of the issuer. To secure the Fund's obligation to replace any borrowed security, the Fund will place in a segregated account an amount of cash or U.S. Government Securities equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or U.S. Government Securities originally deposited with the broker in connection with the short sale (excluding the proceeds of the short sale). The Fund will thereafter maintain daily the segregated amount at such a level that the amount deposited in the account plus the amount originally deposited with the broker as collateral will equal the greater of the current market value of the securities sold short, or the market value of the securities at the time they were sold short.

The Aggressive Growth Fund may only engage in short sale transactions in securities listed on one or more national securities exchanges or on the NASDAQ. The Aggressive Growth Fund may also engage in options trading to the extent described in "Investment Securities Available to Certain Equity Funds" below.

                           Quaker Small-Cap Value Fund

Investment Objective. The investment objective of the Quaker Small-Cap Value Fund ("Small-Cap Value Fund") is to provide shareholders with long-term capital growth. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Small-Cap Value Fund's objective. The Small-Cap Value Fund strives to achieve its investment objective by investing primarily in equity securities of domestic U.S. companies. While there is no guarantee that the Small-Cap Value Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Small-Cap Value Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Small-Cap Value Fund's shareholders. Investment Selection. The Small-Cap Value Fund's portfolio will include a broadly diversified number of U.S. equity securities of those companies which Aronson + Partners ("Aronson"), investment advisor to the Small-Cap Value Fund, feels show a high probability of superior prospects for above average total return. The portfolio companies will generally be small capitalization companies, which may exhibit more volatility than medium and large capitalization companies. The universe of securities eligible for inclusion in the Small-Cap Value Fund will be those equity securities with market capitalizations consistent with the universe of securities included in the Russell 2500 Index, with an ultimate selection of 140-160 stocks for investment by the Small-Cap Value Fund.

Under normal conditions, at least 65% of the Small-Cap Value Fund's total assets will be invested in equity securities of small capitalization companies. For these purposes "small capitalization" companies will be defined as those companies whose market capitalizations of up to $1 billion. The remaining portion of the Small-Cap Value Fund's total assets may be invested in equity securities of medium and large capitalization companies, and other investments described herein, although under normal conditions Aronson anticipates that 65% to 80% of the Fund's assets will be invested in small capitalization companies.

In selecting portfolio companies, Aronson focuses on asset rich and earnings rich companies, selling at relatively low market valuations, with attractive growth and momentum characteristics. The Small-Cap Value Fund intends to remain fully invested at all times, subject to a minimum cash balance maintained for operational purposes.

The   investment   process  is  sequential,   including  data  base   screening,
classification of equities into peer groups or sectors, and, ultimately, multifactor valuation.

A broad universe of U.S. securities is screened to identify a subset of issues with ample trading volume, a number of years of operating history, and capitalizations no larger than the companies in the Russell 2500 Index. The resulting stocks are divided into 11 peer groups or sectors.

Within each group, the most attractive stocks are identified by considering a number of balance sheet and income statement criteria, Wall Street analysts' reports on book value, earnings (actual and forecasted), return on assets, and price and earnings estimate revisions. The weight of each stock selection variable is dependent on each stock's sector and fundamental characteristics. A diversified portfolio is created with sector weights aligned to the Russell 2500 Index and individual security weightings determined to balance industry and other risk characteristics.

                      Quaker Sector Allocation Equity Fund

Investment Objective. The investment objective of the Quaker Sector Allocation Equity Fund ("Sector Allocation Fund") is to provide shareholders with long-term capital growth. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Sector Allocation Fund's objective. The Sector Allocation Fund strives to achieve its investment objective by investing primarily in equity securities of domestic U.S. companies. While there is no guarantee that the Sector Allocation Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described herein. The Sector Allocation Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Sector Allocation Fund's shareholders.

Investment Selection. The emphasis of the Sector Allocation Fund is, as the name of the Fund suggests, to allocate the weightings in various industry sectors within the Fund portfolio to take advantage of anticipated shifts in the economy and interest rates. Valuation, future earnings growth rates, and technical market factors are also evaluated when the sector selection process is implemented. The Fund will not own all sectors nor a broadly diverse portfolio of many different issues and industry groups. Rather, the Fund will focus on specific sectors within the 198 various sectors monitored by Logan Capital Management ("Logan Capital"), investment advisor to the Sector Allocation Fund, concentrating on at least 25 and up to 99 equity issues, within a smaller universe of sectors. Logan Capital will select individual securities in the Sector Allocation Fund from those equity securities of companies without regard to market capitalization, although the average holding's capitalization is likely to exceed 250 million. Market capitalization is one criterion for analysis within the Fund portfolio, effected with a shift from larger to smaller capitalization securities, or smaller to larger capitalization securities, based on anticipated shifts in the risk/reward ratio. Equity securities will generally have trailing earnings growth rates in excess of the S&P 500 average, dividend yields below the S&P 500 average, and Price to Earnings (P/E) ratios greater than the S&P 500 average. The Sector Allocation Fund may also engage in options trading to the extent described in "Investment Securities Available to Certain Equity Funds" below.

Logan Capital seeks to manage the Sector Allocation Fund by employing a portfolio selection process which first examines macroeconomic trends and their potential impact on both the overall U.S. economy and in turn the domestic and global equity markets. Major components examined include the interest rate environment and projections for rate changes; analysis of trends in Gross Domestic Product; trends in the Consumer Price Index; relative strength or weakness of the U.S. dollar versus other major currencies; and analysis of data relating to productivity in the U.S. workforce.

After constructing an internal model of projected macroeconomic trends and factors, Logan Capital makes an analysis of the probable effect of the projected data on specific sectors and specific industries. Upon identifying a universe of potential securities derived from the above parameters, the Sector Allocation Fund portfolio will be constructed of 25-99 holdings representing Logan Capital's target sector classifications and weightings. Logan Capital will make determinations as to the relative weightings among sectors based on qualitative and quantitative analysis of the sectors themselves, and of individual companies within each sector. Under certain circumstances cash equivalents may be held as a specific sector awaiting either a buying opportunity or a change in economic conditions.

             Investment Securities Available to Certain Equity Funds

Both the Aggressive Growth Fund and the Sector Allocation Fund may invest up to 10% of their respective total assets in options on equity securities, options on equity indices, and options on equity industry sector indices. These options may be utilized to hedge certain market risks which the investment advisor may determine, from time to time, exist in the equity markets or in individual equity issues, or may be used to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. Investments in call and put options are considered speculative, due to the time premium imputed in the daily value of options, a premium which declines with time, independent of the change and/or stability of the underlying equity security, market index or industry sector index.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time before a certain date (the expiration date). The writer receives a premium (less a commission) for writing the option. This premium would partially or completely offset any decline in price. A put gives the holder (buyer) the right to sell a security to the writer (seller) at a predetermined price (the exercise price) on or before a set date (the expiration date). The buyer pays a premium to the writer for the right to sell the underlying shares at the exercise price instead of at the then prevailing market price. A stock index option generally operates like an option covering specific securities, except that delivery of cash rather than the underlying securities is made. A stock index option obligates the seller (writer) to deliver, and gives the holder (buyer) the right to take delivery of, cash upon exercise of the option in an amount equal to the difference between the exercise settlement value of the underlying index on the day the option is exercised and the exercise price of the option, multiplied by the specified index "multiplier". The stock index will fluctuate based on changes in the market values of the stocks included in the index. Each of the Funds will set aside permissible liquid assets in a segregated account to secure its potential obligations under its options positions, and such account will include only cash, U.S. Government Securities and other liquid high-grade debt securities.

The Aggressive Growth Fund's and the Sector Allocation Fund's ability to use index options transactions successfully depends upon the degree of correlation between the index on which the option is written and the securities that the Fund owns or the market position that it intends to acquire; the liquidity of the market for options, which cannot be assured; and the Advisor's skill in predicting the movement of stock indices and implementing options transactions in furtherance of the Aggressive Growth Fund's and the Sector Allocation Fund's respective investment objectives. Successful use by the Funds of stock index options will depend primarily on the Advisor's ability to correctly predict movements in the direction of the stock markets. This skill is different from the skills and expertise needed to predict changes in the prices of individual stocks. If the Advisor forecasts incorrectly the movement of interest rates, market values and other economic factors, the Fund would be better off without using this hedging technique. Both the Aggressive Growth Fund and the Sector Allocation Fund will write (sell) stock index options for hedging purposes or to close out positions in stock index options that the Fund has purchased. The Aggressive Growth Fund and the Sector Allocation Fund may only write (sell) "covered" options. Risks associated with options transactions generally include possible loss of the entire premium and the inability to effect closing transactions at favorable prices. Brokerage commissions associated with buying and selling options are proportionately higher than those associated with general securities transactions.
     Investment Securities Common to all Equity Funds

Each of the Funds described above is an equity fund (the "Equity Funds"). Stocks held in the portfolios of the Equity Funds will generally be traded on either the New York Stock Exchange, American Stock Exchange or the over-the-counter market. Foreign securities may be held in the form of American Depository Receipts ("ADRs"). ADRs are foreign securities denominated in U.S. dollars and traded on U.S. securities markets.

The equity securities in which the Equity Funds may invest include common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Each Equity Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). See "Investment Limitations".

All of the Equity Funds may make short sales against the box, i.e. short sales made when the Funds own securities identical tho those sold short.

Because of the inherent risk of foreign securities over domestic issues, the Equity Funds will limit foreign investments to those traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Under normal conditions, at least 90% of the Equity Funds' total assets will be invested in equity securities. Warrants and rights will be excluded for purposes of this calculation. As a temporary defensive measure, however, the Equity Funds may invest up to 100% of their respective total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Equity Funds invest their assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive measure, they are not pursuing their stated investment objective. Under normal circumstances, however, the Equity Funds will hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses.

                            Quaker Fixed Income Fund

Investment Objective. The investment objective of the Quaker Fixed Income Fund ("Fixed Income Fund") is to generate current income, preserve capital and maximize total returns through a portfolio of investment grade fixed income securities. While there is no guarantee that the Fixed Income Fund will meet its investment objective, it seeks to achieve its objective through the investment policies and techniques described in this Prospectus. The Fixed Income Fund's investment objective and fundamental investment limitations described herein may not be altered without the prior approval of a majority of the Fixed Income Fund's shareholders.

The Fixed Income Fund is designed for tax-exempt institutional investors such as pension and profit-sharing plans, endowments, foundations, employee benefit trusts, and individuals. Corporations and individual investors may invest in the Fixed Income Fund, although investment decisions of the Fixed Income Fund will not be influenced by any federal tax considerations, other than those considerations that apply to the Fixed Income Fund itself.

Investment Policies. Fiduciary Asset Management ("FAM"), investment advisor to the Fixed Income Fund, focuses first on establishing the optimal duration target for the Fixed Income Fund's portfolio. The target duration generally will be similar to the duration of the popular bond market indices (e.g. Salomon Brother's Broad Investment Grade Index, Shearson Lehman Aggregate Index). The duration of the Fixed Income Fund portfolio may be lengthened when yields appear abnormally high, and duration may be shortened when yields are abnormally low.

FAM then looks for value in the shape of the yield curve. FAM attempts to target cash flows (portfolio securities' maturities plus coupon payments) at the incrementally high points of the yield curve.

FAM then examines the relative valuation of U.S. Treasury securities versus mortgage backed securities, asset backed securities, corporate bonds and U.S. agency securities using option adjusted yield spread analysis. These spreads are compared against their historic spread ranges and current conditions which could cause spreads to change. This process results in a relative ranking for each sector, which then is used to determine which sectors should be over or under weighted versus the broad bond market indices.

Within each sector individual security selection is based on qualitative and quantitative analysis of that security's expected performance relative to its corresponding sector. All securities will be of investment grade quality as determined by Moody's Investors Service, Inc. ("Moodys"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps ("D&P"), or if no rating exists, of equivalent quality in the determination of FAM.

Duration. Duration is an important concept in FAM's fixed income management philosophy. "Duration" and "maturity" are different concepts and should not be substituted for one another for purposes of understanding the investment philosophy and limitations of the Fixed Income Fund. FAM believes that for most fixed income securities duration provides a better measure of interest rate sensitivity than maturity. Whereas maturity takes into account only the final principal payments to determine the price risk of a particular fixed income security, duration weights all potential cash flows - principal, interest and reinvestment income - on an expected present value basis, to determine the `effective life' of the security.

U.S. Government Securities. The Fixed Income Fund may invest a portion of its portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FAMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Mortgage Pass-Through Certificates. Obligations of GNMA, FNMA and FHLMC include direct pass-through certificates representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal is backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields.

Collateralized Mortgage Obligations. The Fixed Income Fund intends to invest in collateralized mortgage obligations ("CMOs"), which are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMOs collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including prepayments) monthly, quarterly or semi-annually. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. FAM will invest in CMO classes when its internal analyses indicate their characteristics and interest rate sensitivity fit the investment objective and policies of the Fixed Income Fund.

Other Mortgage Related Securities. In addition to the mortgage pass-through securities and the CMOs mentioned above, the Fixed Income Fund may also invest in other mortgage derivative products if FAM views them to be consistent with the overall policies and objective of the Fixed Income Fund.

FAM expects that governmental, government-related and private entities may create other mortgage-related securities offering mortgage pass-through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, FAM will, consistent with the Fixed Income Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-Backed Securities. In addition to CMOs, other asset-backed securities have been offered to investors backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to prepayment, which may reduce the overall return to certificate holders.

If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities. The Fixed Income Fund may invest in other asset-backed securities that may be developed in the future. The Fixed Income Fund will invest only in asset-backed securities rated A or better by Moody's S&P, Fitch, or D&P, or if not rated, of equivalent quality as determined by FAM.

Floating Rate Securities. The Fixed Income Fund may invest in variable or floating rate securities that adjust the interest rate paid at periodic intervals based on an interest rate index. Typically floating rate securities use as their benchmark an index such as the 1, 3 or 6 month LIBOR, 3, 6 or 12 month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

Corporate Bonds. The Fixed Income Fund's investments in corporate debt securities will be based on Wall Street credit analysis and value determination by FAM. FAM's selection of bonds or industries within the corporate bond sector is determined by, among other factors, historical yield relationships between bonds or industries, the current and anticipated credit of the borrower, and call features as well as supply and demand factors. All corporate securities will be of investment grade quality as determined by Moody's, S&P, Fitch, and
Duff & Phelps, or if no rating exists, of equivalent quality in the determination of FAM. This limitation is described in greater detail in "Investment Limitations - Investment Grade Securities". FAM will monitor continuously the ratings of securities held by the Fixed Income Fund and the creditworthiness of their issuers. For a more complete description of the various bond ratings for Moody's, S&P, Fitch and D&P, see Appendix A to the Statement of Additional Information.

                Investment Securities Common to all Quaker Funds

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of each Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from a Fund's investment approach and assume temporarily a defensive portfolio posture, increasing a Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

U.S. Government  Securities.  Each Fund may invest a portion of its portfolio in
U.S.  Government   Securities,   as  defined  under  "Investment  Objective  and
Policies-Quaker Fixed Income Fund-U.S. Government Securities" above.

Repurchase Agreements. The Funds may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when a Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days or other illiquid securities. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Funds will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Investment Companies. In order to achieve its investment objective, each Fund may invest up to 10% of the value of its total assets in securities of other investment companies. Each Fund may invest in any type of investment company consistent with the Fund's investment objective and policies. A Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent a Fund invests in other investment companies, the shareholders of that Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include advisory, management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Funds will not invest directly in real estate (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Funds may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Funds are not limited in the amount of these types of real estate securities they may acquire, it is not presently expected that within the next 12 months a Fund will have in excess of 5% of its total assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Funds and the specific securities and investment techniques that may be employed by each Fund, including the risks associated with repurchase agreements, and for the Fixed Income Fund, the risks associated with mortgage and asset-backed securities, collateralized mortgage obligations, and other mortgage derivative products. The Aggressive Growth Fund may also make short sales of securities, an investment technique entailing greater than average risk to the extent utilized, and considered to be of a speculative nature. The Aggressive Growth Fund and the Sector Allocation Fund may also engage in options transactions which present special risks. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of each Equity Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Moreover, by focusing the Equity Funds' investments on specific sectors of the market, the Equity Funds may be subject to greater share price fluctuations than a more diversified fund. The Small-Cap Value Fund will invest primarily in small capitalization companies while many of the portfolio companies in the Aggressive Growth Fund will be small capitalization companies. Moreover, the Sector Allocation Fund's investments will include companies whose market capitalization is below the average market capitalization of the S&P 500. Accordingly, these Funds may be subject to greater fluctuations than funds that invest in larger capitalization companies. Because there is risk in any investment, there can be no assurance that any Fund will achieve its investment objective. The fixed income securities in which the Fixed Income Fund will invest (and in which the Equity Funds may invest) are subject to fluctuation in value. Such fluctuations may be based on movements in interest rates or from changes in the creditworthiness of the issuers, which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer. The value of a Fund's fixed income securities will be generally vary inversely with the direction of the prevailing interest rate movements. Should interest rates increase or the creditworthiness of an issuer deteriorate, the value of a Fund's fixed income securities would decrease in value, which would have a depressing influence on the Fund's net asset value. Although certain of the U.S. Government Securities in which the Funds may invest are guaranteed as to timely payment of principal and interest, the market value of the securities, upon which the Funds' net asset values are based, will fluctuate due to the interest rate risks described above. Additionally, not all U.S. Government Securities are backed by the full faith and credit of the U.S. Government. Moreover, principal on the mortgages underlying certain of the Fixed Income Fund's investments may be prepaid in advance of maturity, which prepayments tend to increase when interest rates decline, presenting the Fund with more principal to invest at lower interest rates.

Portfolio Turnover. The Funds sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Nevertheless, each Fund's portfolio turnover generally will not exceed 100% in any one year. The degree of portfolio activity affects the brokerage costs of the Funds and other transaction costs related to the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gain tax consequences.

Borrowing. Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Funds borrow for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of a Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Funds will borrow only from a bank. No Fund will make any investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Illiquid Investments. Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, each Advisor determines the liquidity of its Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for a Fund to sell illiquid investments promptly at an acceptable price. Included within the category of illiquid securities will also be restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Forward Commitments and When-Issued Securities. The Fixed Income Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fixed Income Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fixed Income Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fixed Income Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fixed Income Fund may dispose of a when-issued security or forward commitment prior to settlement if FAM deems it appropriate to do so. The Fixed Income Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

Investment Grade Securities. The Fixed Income Fund intends to limit its investment purchases to high quality investment grade securities. The securities industry defines investment grade securities as obligations which, in FAM's opinion, have the characteristics described by S&P, Fitch, Moody's, D&P or other recognized rating services in their four highest rating grades. For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa. Although considered to be of "investment grade" quality, securities rated BBB by S&P, Fitch, and D&P or Baa by Moody's, while normally exhibiting adequate protection parameters, have speculative characteristics. For a description of each rating grade, see Appendix A to the Statement of Additional Information. The Fixed Income Fund intends to limit its portfolio to a more restrictive quality criteria, limiting portfolio investments to those securities in the three highest ratings, rated at least A by Moody's, S&P, Fitch or D&P, or if not rated, of equivalent quality as determined by FAM. There may also be instances in which FAM purchases bonds that are rated A by one rating agency and not rated or rated lower than A by other rating agencies. The final determination of quality and value will remain with FAM.

Other Investment Limitations. To limit each Fund's exposure to risk, the Trust has adopted certain investment limitations. Some of these restrictions are that the Funds will not: (1) issue senior securities, borrow money or pledge their assets, except that they may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of each Fund's total assets or, (b) in order to meet redemption requests, in amounts not exceeding 15% of their total assets (the Funds will not make any investments if borrowing exceeds 5% of their respective total assets), (and except that the Aggressive Growth Fund may engage in short sales of securities to the extent described herein); (2) make loans of money or securities, except that each Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days are subject to the limitation on investing in illiquid securities); (3) invest more than 10% of their net assets in illiquid securities; (4) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of their total assets would be invested in such securities; (5) purchase or sell commodities, commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, or readily marketable securities issued by companies that invest in real estate or interests therein) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases); (6) with respect to 75% of Fund 0% of the outstanding voting stock of any one issuer; (7) write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or futures contracts or related options, except that the Aggressive Growth Fund and the Sector Allocation Fund may engage in options transactions to the extent described herein; (8) invest more than 5% of their net assets in warrants; and
(9) make short sales of securities or maintain a short position, except short sales "against the box" (and except that the Aggressive Growth Fund may engage in short sales of securities to the extent described herein). Investment restrictions (1), (2), (5), (6), and (9) are deemed fundamental, that is, they may not be changed without shareholder approval. See "Investment Limitations" in the Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that any Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in this Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

                              FEDERAL INCOME TAXES

Taxation of the Funds. The Internal Revenue Code of 1986, as amended (the "Code"), treats each series in the Trust as a separate regulated investment company. Each series of the Trust (each of the Funds) intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Funds will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar year basis, and capital gain net income, using an October 31 year end measuring period. The Funds intend to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Funds or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Funds from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Funds. Capital gain distributions are made when a Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Funds shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of each Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of the Trust).

The Trust will inform shareholders of each Fund of the source of their dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Funds is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of any of the Funds has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its net investment income, if any, in the form of dividends. Each Equity Fund will pay income dividends, if any, at least annually. Each Fund will distribute net realized capital gains, if any, at least annually. The Fixed Income Fund intends to pay income dividends, if any, monthly.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the respective Fund at the net asset value per share next determined. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Administrator at 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. That request must be received by the Administrator prior to the record date to be effective as to the next dividend. Each shareholder will receive a quarterly summary of his or her account, including information as to any reinvested dividends. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Funds.

In order to satisfy certain requirements of the Internal Revenue Code, each Fund may declare special year-end dividend and capital gains distribution during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance of the payment of any dividends or the realization of any gains.
     HOW SHARES ARE VALUED

Net asset value of each Equity Fund is determined at 4:00 p.m., New York time, Monday through Friday, except on business holidays when the New York Stock Exchange is closed. Net asset value of the Fixed Income Fund is determined at 3:00 p.m., New York time, Monday through Friday, except on business holidays when the New York Stock Exchange and/or the Federal Reserve Banking System is closed. The net asset value of the shares of each Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments, less all of its liabilities, divided by the number of its outstanding shares.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by each Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained by calling 800-220-8888, or by writing to the Administrator at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Funds. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at each Fund's net asset value next determined after your order is received by the Administrator in proper form as indicated herein. Since the Quaker Family of Funds are offered only on a no-load basis, a broker dealer may charge a transaction fee for settlement services.

The minimum initial investment is $25,000 in the Trust. Investors may allocate their investment among the various series (Funds) of the Trust. If an initial investment is made in only one Fund, the minimum initial investment is $25,000. The minimum subsequent investment is $250. The Funds may, in the Distributor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable and addressed to the applicable Fund, 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069.

Subsequent investments in an existing account in any Fund may be made at any time in minimum amounts of $250 by sending a check payable and addressed to the Fund, 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.

Purchases by Wire. To purchase shares by wiring federal funds, the Administrator must first be notified by calling 800-220-8888 to request an account number and furnish the Administrator with your tax identification number. Following notification to the Administrator federal funds and registration instructions should be wired through the Federal Reserve System to: **** Wachovia Bank of North Carolina, N.A.
       Winston-Salem, North Carolina
       ABA # 053100494
       For credit to the Rocky Mount Office
         For the Quaker Core Equity Fund
            Acct #6763-020577
         For the Quaker Aggressive Growth Fund
            Acct #6761-020578
         For the Quaker Small-Cap Value Fund
            Acct #6769-020579
         For the Quaker Sector Allocation Equity Fund
            Acct #6767-020580
         For the Quaker Enhanced Stock Market Fund
            Acct #6765-020576
         For the Quaker Fixed Income Fund
            Acct #6765-020581
       For further credit to (shareholder's  name and SS# or EIN#)

It is important that the wire contain all the information and that the Administrator receive prior telephone notification to ensure proper credit. A completed application with signature(s) of registrant(s) must be mailed to the Administrator immediately after the initial wire as described under "Purchases by Mail" above. Investors should be aware that some banks may impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Administrator reserves the right to reject any application or investment. Orders become effective, and shares are purchased at, the next determined net asset value per share after an investment has been received by the Administrator, which is as of 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays. Orders received by the Administrator and effective prior to such 4:00 p.m. time will purchase shares at the net asset value determined at that time. Otherwise, your order will purchase shares as of such 4:00 p.m. time on the next business day. For purposes of the Fixed Income Fund, the foregoing references to 4:00 p.m. will instead be to 3:00 p.m., New York time, Monday through Friday, exclusive of business holidays. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Administrator.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any Fund of the Trust already owned by any purchaser whose order is cancelled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Distributor, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Administrator is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Administrator with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Administrator, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Distribution Plan. Quaker Securities, Inc., 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482 (the "Distributor"), is the national distributor for the Funds under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others. Jeffry H. King, a Trustee of the Trust, controls the Distributor.

The Trust has adopted a Distribution Plan (the "Plan") for all Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Funds may reimburse any expenditures to finance any activity primarily intended to result in sale of the shares of the Funds, including, but not limited to, the following: (i) payments to the Distributor and its agents, securities dealers, and others for the sale of shares of the Funds; (ii) payment of compensation to and expenses of personnel who engage in or support distribution of shares of the Funds; and
(iii) formulation and implementation of marketing and promotional activities. The categories of expenses for which reimbursement is made are approved by the Board of Trustees of the Trust. Expenditures by the Funds pursuant to the Plan are accrued based on the average daily net assets of each Fund and may not exceed 0.25% of average net assets for each year elapsed subsequent to adoption of the Plan. All expenditures under the Plan will be funded entirely from investment advisory fees payable to the Funds' investment advisors and will not be paid directly by the Funds. The Investment Advisory Agreements entered into by the Funds and each of the investment advisors provides for the payment of such distribution fees and expenses from the investment advisory fees payable thereunder.

The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. The continuation of the Plan must be approved by the Board of Trustees annually. At least quarterly the Board of Trustees must review a written report of amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Funds. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Funds or their shareholders.

Exchange Feature. Investors will have the privilege of exchanging shares of any Fund for shares of any other Fund of the Trust. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received, and is a taxable transaction. Shares of each Fund may be exchanged for shares of any other series of the Trust at the net asset value plus that series' sales charge, if any. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Administrator to exchange his shares by writing to the Administrator at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Distributor to be an abusive practice that is not in the best interests of the shareholders of the Funds. Such a pattern may, at the discretion of the Distributor, be limited by that Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Distributor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of each Fund may be redeemed (the Funds will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator, whether by mail or telephone, prior to 4:00 p.m. New York time, Monday through Friday, except for business holidays, will redeem shares at the net asset value next determined at that time. Otherwise, your order will redeem shares as of such 4:00 p.m. time on the next business day. For purposes of the Fixed Income Fund, the foregoing references to 4:00 p.m. will instead be to 3:00 p.m., New York time, Monday through Friday, exclusive of business holidays. There is no charge for redemptions from the Funds, other than the charges for wiring of redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $25,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $25,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Administrator at 800-220-8888, or write to the address shown below.

Regular Mail Redemptions . Your request should be addressed to The Nottingham Company, 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Your request for redemption must include:

     1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     2) Any required signature  guarantees (see "Signature  Guarantees"  below);
     and

     3)Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while they determine whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by them, or to fairly determine the value of their assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Funds offer shareholders the option of redeeming shares by telephone under certain limited conditions. The Funds will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

     1) Shareholder name and account number;
     2) Number of shares or dollar amount to be redeemed;
     3) Instructions for transmittal of redemption funds to the shareholder; and
     4) Shareholder signature as it appears on the application then on file with the Funds.

The net asset  value used in  processing  the  redemption  will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Funds may not be redeemed by wire on days on which your bank, and/or the Funds' Custodian, is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Administrator. (See "Signature Guarantees" below.) The Distributor reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Distributor believes it to be in the best interest of the shareholders to do so. During drastic economic and market conditions, telephone redemption privileges may be difficult to implement.

There is currently a $10 charge by the Funds for wire redemptions, to cover the Funds' cost of executing the wire transfer. This charge will be automatically deducted from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Administrator at 800-220-8888. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Administrator. Telephone redemption privileges authorize the Administrator to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Administrator to be genuine. The Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if they do not follow such procedures, the Funds will be liable for any losses due to fraudulent or unauthorized instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine.

Transfer on Redemption to Money Market Account. Shareholders wishing to have redemption proceeds and/or income and capital gain dividends transferred into an account in their name in a money market fund may so indicate on their Account Application. The Fifth Third Bank, Custodian of the Quaker Family of Funds, has made availabe the Fountain Square U.S. Treasury Obligation Fund for use of Fund shareholders. Purchases and/or transfers into the Treasury Obligation Fund may only be made after the shareholder has received the current prospectus will be sent. For further information and a prospectus please call the Quaker Family of Funds at 800-220-8888.

Systematic Withdrawal Plan. A shareholder who owns shares of one of the Funds valued at $10,000 or more at current net asset value may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. Call or write the Fund for an application form. See the Statement of Additional Information for further details.

Signature  Guarantees.  To  protect  your  account  and the  Funds  from  fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through your initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers. Each Fund is a series of the Quaker Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in 1990. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers". The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Funds' day-to-day operations.

Advisor to the Quaker Enhanced Stock Market Fund & the Quaker Fixed Income Fund. Subject to the authority of the Board of Trustees, Fiduciary Asset Management Co. ("FAM") provides the Enhanced Stock Market Fund and the Fixed Income Fund (for purposes of this section, the "Funds") with a continuous program of supervision of the Funds' assets, including the composition of each Fund's portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

FAM is registered under the Investment Advisors Act of 1940. Registration of FAM does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. FAM was established as a Missouri corporation in 1994. FAM currently serves as investment advisor to over $2.6 billion in assets. While it has no prior experience advising an investment company, FAM has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Funds, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1994. FAM's address is 8112 Maryland Avenue, Suite 310, Clayton, Missouri 63105. FAM is controlled by John L. Dorian and Charles D. Walbrandt.

John L. Dorian has been responsible for day-to-day management of the Enhanced Stock Market Fund's portfolio since its inception. Mr. Dorian has been with FAM since April 1995. Previously Mr. Dorian was a Managing Director and Portfolio Manager with First Quadrant Corp., Pasadena, California.

Wiley D. Angell has been responsible for day-to-day management of the Fixed Income Fund's portfolio since its inception. Mr. Angell has been with FAM since its inception in June 1994. Previously Mr. Angell was Corporate Director, Fixed Income Portfolio Manager with General Dynamics Corporation.

Under the Advisory Agreement with the Trust, FAM receives a monthly management fee equal to an annual rate of 0.50% of the average daily net asset value of the Enhanced Stock Market Fund. FAM may periodically voluntarily waive or reduce its advisory fee to increase the net income of the Enhanced Stock Market Fund.

Under the Advisory Agreement with the Trust, FAM receives a monthly management fee equal to an annual rate of 0.45% of the average daily net asset value of the Fixed Income Fund. See footnote 3 to the Fee Table regarding FAM's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

Advisor to the Quaker Core Equity Fund. Subject to the authority of the Board of Trustees, West Chester Capital Advisors, Inc. ("West Chester") provides the Core Equity Fund with a continuous program of supervision of the Core Equity Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

West Chester is registered under the Investment Advisors Act of 1940. Registration of West Chester does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. West Chester was established as a Pennsylvania corporation in 1994. West Chester currently serves as investment advisor to over $54 million in assets. While it has no prior experience advising an investment company, West Chester has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Core Equity Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1994. West Chester's address is 106 South Church Street, West Chester, Pennsylvania 19382. West Chester is controlled by Bruce L. Marra, CFA and Thomas F. McKeon.

Messrs. Marra and McKeon have shared responsibility for day-to-day management of the Fund's portfolio since its inception. Both have been with West Chester since October 1994. Previously Mr. Marra was a senior officer with Valley Forge Asset Management; and Chief Investment Officer with Wilmington Trust. Mr. McKeon was previously a portfolio manager with Valley Forge Asset Management; a registered representative with New England Securities; and a market maker on the floor of the Philadelphia Stock Exchange. Under the Advisory Agreement with the Trust, West Chester receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund. See footnote 3 to the Fee Table regarding West Chester's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

Advisor to the Quaker Aggressive Growth Fund. Subject to the authority of the Board of Trustees, DG Capital Management, Inc. ("DGCM") provides the Aggressive Growth Fund with a continuous program of supervision of the Aggressive Growth Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

DGCM is registered under the Investment Advisors Act of 1940. Registration of DGCM does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. DGCM was established as a Massachusetts corporation in 1996. DGCM is a newly formed investment advisory firm. While it has no prior experience advising an investment company, the principal of DGCM has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Aggressive Growth Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1985. DGCM's address is 8 Waybridge Lane, Wayland, Massachusetts 01778. DGCM is controlled by Manu Daftary.

Mr. Daftary has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with DGCM since July 1996. Previously Mr. Daftary was a portfolio manager with Greenville Capital Management during 1995 and early 1996; was Senior Vice President/Portfolio Manager with Hellman, Jordan Management Company from 1993-1995; was co-manager of the institutional growth stock portfolio with Geewax, Terker & Company from 1988-1993.

Under the Advisory Agreement with the Trust, DGCM receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund. See footnote 3 to the Fee Table regarding DGCM's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

Advisor to the Quaker Small-Cap Value Fund. Subject to the authority of the Board of Trustees, Aronson + Partners ("Aronson") provides the Small-Cap Value Fund with a continuous program of supervision of the Small-Cap Value Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

Aronson is registered under the Investment Advisors Act of 1940. Registration of Aronson does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. Aronson was established as a Pennsylvania corporation in 1984. Aronson currently serves as investment advisor to over $660 million in assets. Aronson has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Small-Cap Value Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1984. Aronson's address is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19012. Aronson is controlled by Theodore R. Aronson.

Mr. Aronson has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with Aronson since August 1984. Previously Mr. Aronson was a partner with Addison Capital Management.

Under the Advisory Agreement with the Trust, Aronson receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund. See footnote 3 to the Fee Table regarding Aronson's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

Advisor to the Quaker Sector Allocation Equity Fund. Subject to the authority of the Board of Trustees, Logan Capital Management, Inc. ("Logan Capital") provides the Sector Allocation Fund with a continuous program of supervision of the Sector Allocation Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Trust.

Logan Capital is registered under the Investment Advisors Act of 1940. Registration of Logan Capital does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Advisor was established as a Pennsylvania corporation in 1993. Logan Capital currently serves as investment advisor to over $175 million in assets. While it has no prior experience advising an investment company, Logan Capital has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Sector Allocation Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1993. Logan Capital's address is One Liberty Place, Suite 2700, Philadelphia, Pennsylvania 19103. Logan Capital is controlled by Al D. Besse, Charles A. Knott, Jr., David P. Harrison, Dana H. Stewardson, and Stephen S. Lee.

Charles A. Knott, Jr. has been responsible for day-to-day management of the Fund's portfolio since its inception. Mr. Knott has been with Logan Capital since its inception in November 1993. Previously Mr. Knott was Chief Investment Strategist with Mercer Capital Management, Philadelphia, Pennsylvania. Prior to November 1993, Mr. Knott was Senior Investment Officer at Fidelity Bank, Philadelphia, Pennsylvania.

Under the Advisory Agreement with the Trust, Logan Capital receives a monthly management fee equal to an annual rate of 0.75% of the average daily net asset value of the Fund. See footnote 3 to the Fee Table regarding Logan Capital's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

General Advisor Duties. Each Advisor supervises and implements the investment activities of their respective Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected. Each Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, each Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, each Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. The Advisors may also utilize a brokerage firm affiliated with the Trust, such as the Distributor, if it believes it can obtain the best execution of transactions from such broker, subject to periodic review of such executions and procedures by the Board of Trustees. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

Administration. The Trust has entered into a Fund Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Subject to the authority of the Board of Trustees, the services the Administrator provides to each Fund include coordinating and monitoring any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries. For these administrative and oversight services, the Administrator receives a fee at the annual rate of 0.175% of the average daily net assets of each Fund on the first $50 million; 0.150% of the next $50 million; and 0.125% of its average daily net assets in excess of $100 million.

The Administrator also serves as the Funds' transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions for a monthly fee based on the number of shareholders in each Fund, subject to a monthly minimum of $500.

The Administrator also performs certain accounting and pricing services for the Fund as pricing agent, including the daily calculation of each Fund's net asset value. For these services, the Administrator currently receives a base monthly fee of $2,000 for accounting and recordkeeping services for each Fund. The Administrator also charges each Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month, analyzed monthly. See footnote 3 to the Fee Table regarding the Administrator's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

The Administrator was formed as a North Carolina corporation in 1988. With it affiliates and predecessors, the Administrator has been operating as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

Sponsor of the Funds. Quaker Funds, Inc., an entity affiliated with the Funds' Distributor, will engage in shareholder servicing activities for the Funds not otherwise provided by the Funds' Administrator or Custodian, for which it will receive a fee at the annual rate of 0.25% of the average daily net assets of the Funds, except the shareholder servicing fee will be limited to 0.20% for the Enhanced Stock Market Fund and 0.15% for the Fixed Income Fund. Pursuant to a Shareholder Servicing Agreement adopted by the Trust for each Fund, Quaker Funds, Inc. will provide oversight with respect to each Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder servicing services. Laurie Keyes, Jeffry H. King and Peter F. Waitneight, each of whom is a Trustee of the Trust, control Quaker Funds, Inc. Mr. King also controls the Distributor. Quaker Funds, Inc. was formed as a Pennsylvania corporation in 1996 and is located at 1288 Valley Forge Road, Suite 76, Valley Forge, Pennsylvania. See footnote 3 to the Fee Table regarding the Sponsor's agreement to reduce its fee, if necessary, to limit operating expenses and maintain the expense ratio of the Fund.

Custodian. The Fifth Third Bank (the "Custodian"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as Custodian of the Funds' assets. The Custodian acts as the depository for the Funds, provides safekeeping for their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request and maintains records in connection with its duties.

Other Expenses. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by each Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on October 24, 1990 under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares.

When issued, the shares of each series of the Trust will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. Each Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for each Fund will be audited by independent accountants. In addition, the Administrator, as transfer agent, will send to each shareholder having an account directly with that Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069 or by calling 800-220-8888.

Calculation of Performance Data. From time to time the Funds may advertise their average annual total return. The "average annual total return" of each Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, each Fund may advertise other total return performance data. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in each Fund for various periods.

From time to time the Fixed Income Fund may also advertise its yield. The "yield" of a Fund is computed by dividing the net investment income per share earned during the most recent practicable period stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

The total return and yield of each Fund could be increased to the extent the Advisor, the Administrator or the Fund Sponsor may waive all or a portion of their fees. Total return and yield figures are based on the historical performance of each Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Funds' quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

                           THE QUAKER FAMILY OF FUNDS



                                   PROSPECTUS

                                November 14, 1996

                                  DISTRIBUTOR
                             Quaker Securities, Inc.
                        1288 Valley Forge Road, Suite 75
                        Valley Forge, Pennsylvania 19482

                                    CUSTODIAN
                              The Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                  ADMINISTRATOR
                                & TRANSFER AGENT
                             The Nottingham Company
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069

                              INDEPENDENT AUDITORS
                             Deloitte & Touche, LLP
                               2500 One PPG Place
                       Pittsburgh, Pennsylvania 15222-5401

                                  FUND SPONSOR
                               Quaker Funds, Inc.
                        1288 Valley Forge Road, Suite 76
                        Valley Forge, Pennsylvania 19482

                               INVESTMENT ADVISORS
                               Aronson + Partners
                           Philadelphia, Pennsylvania

                              DG Capital Management
                             Wayland, Massachusetts

                           Fiduciary Asset Management
                               St. Louis, Missouri
                              Bellevue, Washington

                            Logan Capital Management
                           Philadelphia, Pennsylvania

                          West Chester Capital Advisors
                           West Chester, Pennsylvania

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE QUAKER FAMILY OF FUNDS

                                November 14, 1996

                                    Series of
                             QUAKER INVESTMENT TRUST
               105 North Washington Street, Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                             Telephone 800-220-8888



                                Table of Contents


INVESTMENT OBJECTIVE AND POLICIES .........................................    2
INVESTMENT LIMITATIONS ....................................................    4
NET ASSET VALUE ...........................................................    6
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ............................    6
DESCRIPTION OF THE TRUST ..................................................    7
ADDITIONAL INFORMATION CONCERNING TAXES ...................................    8
MANAGEMENT OF THE FUNDS ...................................................    9
SPECIAL SHAREHOLDER SERVICES ..............................................   12
ADDITIONAL INFORMATION ON PERFORMANCE .....................................   14
APPENDIX A - DESCRIPTION OF RATINGS .......................................   16

This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus dated November 1, 1996 for the Quaker Enhanced Stock Market Fund, the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, the Quaker Sector Allocation Equity Fund, and the Quaker Fixed Income Fund (individually a "Fund" and collectively the "Funds"), as the Prospectus may be amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds' Prospectus may be obtained at no charge by writing or calling the Funds at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement each Fund's investment objective and policies as set forth in the Prospectus for each Fund. The Funds, organized in 1996, have no prior operating history.

Additional  Information  on  Fund  Instruments.   Attached  to  this  Additional
Statement is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for fixed income securities in which the Funds may invest.

Investment Transactions. Subject to the general supervision of the Trust's Board of Trustees, the Advisor to each Fund is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund managed by such Advisor.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short term trading to achieve its investment objectives.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over the counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over the counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor to each Fund, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor to each Fund will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, each Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Funds. In addition, the Advisor to each Fund is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor to each Fund and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by an Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor to each Fund may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. Since the Distributor is a registered securities broker-dealer, it is anticipated that the Distributor may execute transactions on behalf of the Funds, for which it will receive brokerage commissions and fees, subject to the obligations of best execution.

The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with an Advisor or an affiliated person of an Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, a Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor to the Fund, or an affiliated person of the Advisor to the Fund, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for each Fund will be made independently from those for any other Fund and any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor to each Fund. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, an Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund or another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor to each Fund believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Repurchase Agreements. Each Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to five days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to each Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest bearing instrument. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor to each Fund will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by a Fund.

Illiquid Investments. Each Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor to each Fund determines the liquidity of a Fund's investments and, through reports from each Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor to each Fund may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Options Trading. The Aggressive Growth Fund and the Sector Allocation Fund may also purchase or sell put and call options for hedging purposes. This is a highly specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Aggressive Growth Fund and the Sector Allocation Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices. The obligation of the Aggressive Growth Fund or the Sector Allocation Fund to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event that Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. Either Fund will write an option on a particular security only if that Fund's Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Aggressive Growth Fund or the Sector Allocation Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if either Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Aggressive Growth Fund or the Sector Allocation Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Aggressive Growth Fund or the Sector Allocation Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Stock Index Options. The Aggressive Growth Fund and the Aggressive Growth Fund and the Sector Allocation Fund may purchase or sell put and call stock index options for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index.

The Aggressive Growth Fund and the Sector Allocation Fund may purchase call and put stock index options in an attempt to either hedge against the risk of unfavorable price movements adversely affecting the value of either Fund's securities, or securities either Fund intends to buy, or otherwise in furtherance of that Fund's investment objectives. The Aggressive Growth Fund and the Sector Allocation Fund will sell (write) stock index options for hedging purposes or in order to close out positions in stock index options which that Fund has purchased.

The Aggressive Growth Fund and the Sector Allocation Fund's use of stock index options is subject to certain risks. Successful use by the Funds of options on stock indexes will be subject to the ability of each Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, either Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in that Fund's portfolio securities. Inasmuch as each Fund's portfolio securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Aggressive Growth Fund and the Sector Allocation Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of that Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and each Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on stock indexes acquired by the Aggressive Growth Fund and the Sector Allocation Fund.

                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, each Fund may not:

(1) Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets (except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus);

(2) With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation);

(3) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation);

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Purchase  or  sell  commodities  or  commodities  contracts,   real  estate
  (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6) Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer may be deemed to be an underwriter under the federal securities laws;

(7) Make short sales of securities or maintain a short position, except short sales "against the box", and except that the Aggressive Growth Fund may engage in short sales of securities to the extent described in the Prospectus; (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short) (while each Fund has reserved the right to make short sales "against the box", the Advisor to each Fund (other than the Aggressive Growth Fund) has no present intention of engaging in such transactions);

(8) Participate on a joint or joint and several basis in any trading account in securities; or

(9) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicity distributed bonds, debentures or other debt securities; and
  (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) Invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) Write, purchase, or sells puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options (except that the Aggressive Growth Fund and the Sector Allocation Fund may engage in options transactions to the extent described in the Prospectus);

(5) Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value; or

(6) Purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions.

Whenever any fundamental investment policy or investment restriction states a maximum percentage of assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net assets values will not be considered a violation of such policy.

                                 NET ASSET VALUE

The net asset value per share of each Fund is determined at 4:00 p.m. (3:00 p.m. for the Fixed Income Fund), New York time, Monday through Friday, except on business holidays when the New York Stock Exchange, or the Federal Reserve Banking System for the Fixed Income Fund, is closed. The New York Stock Exchange recognizes the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which each Fund's net asset value will not be determined.

The net asset value per share of each Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Funds. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value. Quaker Securities, Inc. (the "Distributor") serves as Distributor of shares of the Funds. See "How Shares May Be Purchased" in the Prospectus.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution (the "Plan") for each Fund pursuant to Rule 12b-1 under the 1940 Act (see "How Shares May Be Purchased - Distribution Plan" in the Prospectus). Under the Plan each Fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Fund, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. All expenditures under the Plan will be paid entirely through the investment advisory fees payable to the Fund's investment advisors. Potential benefits of the Plan to the Funds include savings to the Funds in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy sponsoring organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Funds will be borne by such persons without any reimbursement from the Funds. Subject to seeking best price and execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan for each Fund and the Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan with respect to each Fund is in the best interest of shareholders of that Fund and that there is a reasonable likelihood of its providing a benefit to such Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan and the Distribution Agreement may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the Fund's outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved with respect to any Fund by a majority vote of the Fund's outstanding voting stock, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the independent Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares may be Redeemed," each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of six series, as follows: the Quaker Enhanced Stock Market Fund and the Quaker Fixed Income Fund, both managed by Fiduciary Asset Management, Inc. of St. Louis, Missouri; the Quaker Core Equity Fund managed by West Chester Capital Advisors, Inc. of West Chester, Pennsylvania; the Quaker Aggressive Growth Fund managed by DG Capital Management, Inc. of Wayland, Massachusetts; the Quaker Small-Cap Value Fund managed by Aronson + Partners of Philadelphia, Pennsylvania; and the Quaker Sector Allocation Equity Fund managed by Logan Capital Management, Inc. of Philadelphia, Pennsylvania. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this Additional Statement, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

Another requirement for qualification as a regulated investment company under the Code is that less than 30% of a series' gross income for a taxable year must be derived from gains realized on the sale or other disposition of the following investments held for less than three months: (l) stock and securities (as defined in Section 2(a) (36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; or (3) foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to a series' principal business of investing in stocks or securities (or options and futures with respect to stocks or securities). Interest (including original issue discount and, with respect to certain debt securities, accrued market discount) received by a series upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including each Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including each Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

                             MANAGEMENT OF THE FUNDS

Trustees and Officers. The Trustees and executive officers of the Trust, their ages, and their principal occupations for the last five years are as follows:

 Name, Age, Position(s)                               Principal Occupation(s)
  and Address                                         During Past 5 Years

Howard L. Gleit, 56                                   Of Counsel
Trustee                                               Zapruder & Odell
401 City Avenue, Suite 415                            Bala Cynwyd, Pennsylvania since 1994
Bala Cynwyd, Pennsylvania                             previously, Partner
                                                      Pepper, Hamilton & Scheetz
                                                      Philadelphia, Pennsylvania 1991-93

Everett T. Keech, 56                                  Chairman and CEO
Trustee                                               Pico Products, Inc.
One Tower Bridge, Suite 501                           Lakeview Terrace, California
West Conshohocken, Pennsylvania

Laurie Keyes, 46*                                     Chief Operating Officer
Trustee                                               Quaker Securities, Inc.
Suite 75                                              Valley Forge, Pennsylvania
1288 Valley Forge Road                                (Distributor to the Quaker Family of Funds)
Valley Forge, Pennsylvania

Jeffry H. King, 53*                                   Chairman and CEO
Trustee and Chairman                                  Quaker Securities, Inc.
Suite 75                                              Valley Forge, Pennsylvania
1288 Valley Forge Road                                (Distributor to the Quaker Family of Funds)
Valley Forge, Pennsylvania

Kevin J. Mailey, 44                                   Senior Vice President
Trustee                                               Penn Square Management Co.
2650 Westview Drive                                   Wyomissing, Pennsylvania
Wyomissing, Pennsylvania

Louis P. Pektor III, 45                               President
Trustee                                               Ashley Development Company
961 Marcon Boulevard, Suite 300                       Allentown, Pennsylvania since 1993
Allentown, Pennsylvania                               President
                                                      Greystone Capital
                                                      Allentown, Pennsylvania since 1993
                                                      previously, Executive Vice President
                                                      Wall Street Mergers & Acquisitions
                                                      Allentown, Pennsylvania

J. Hope Reese, 35                                     Comptroller, The Nottingham Company, Rocky Mount, North
Treasurer and Assistant Secretary                       Carolina  (Administrator to the Quaker Family of Funds),  since 1995;
105 North  Washington Street                          previously,  Cash Manager,  Law Companies  Group,
Rocky Mount,  North Carolina  27802                   Atlanta,  Georgia, since 1993;  previously,
                                                      Financial Manager, MGR Food Services,  Atlanta,  Georgia, since 1992;
                                                      previously Accounts Receivable Manager, Coca-Cola Bottling Co.,
                                                      Atlanta, Georgia

C. Frank Watson III, 26                               Vice President
Secretary and Assistant Treasurer                     The Nottingham Company
105 North Washington Street                           Rocky Mount, North Carolina (Administrator to the Quaker Family
Rocky Mount, North Carolina  27802                    of Funds),  since 1992; previously,
                                                      Student
                                                      University of North Carolina
                                                      Chapel Hill, North Carolina

Peter F. Waitneight, 54*                              President
Trustee and President                                 Quaker Funds, Inc.
Suite 76                                              Valley Forge, Pennsylvania 1996;
1288 Valley Forge Road                                (Sponsor to the Quaker Family of Funds)
Valley Forge, Pennsylvania                            previously, President, Paragon Financial Consulting
                                                      Malvern, Pennsylvania 1995-96;
                                                      previously, Marketing Director
                                                      Turner Investment Partners
                                                      Berwyn, Pennsylvania 1993-95;
                                                      previously, Chief Financial Officer
                                                      Radnor Corporation
                                                      Radnor, Pennsylvania 1991-93

* Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his or her position with one of the Advisors, the Distributor, or the Sponsor to the Trust.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per meeting attended in person and $100 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

Principal Holders of Voting Securities. As of November 1, 1996, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of November 1, 1996.

                        QUAKER ENHANCED STOCK MARKET FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Fiduciary Asset Management                               10 shares                                       100.000%**
     8112 Maryland Avenue, Suite 310
     Clayton, Missouri 63105

                             QUAKER CORE EQUITY FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     West Chester Capital Advisors                            10 shares                                       100.000%**
     106 South Church Street
     West Chester, Pennsylvania 19382

                      QUAKER SECTOR ALLOCATION EQUITY FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Logan Capital Management                                 10 shares                                        100.000%**
     One Liberty Place, Suite 2700
     Philadelphia, Pennsylvania 19103

                           QUAKER SMALL-CAP VALUE FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Aronson + Partners                                       10 shares                                        100.000%**
     230 South Broad Street
     20th Floor
     Philadelphia, Pennsylvania 19012

                          QUAKER AGGRESSIVE GROWTH FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     DG Capital Management                                    10 shares                                        100.000%**
     8 Waybridge Lane
     Wayland, Massachusetts 01778
                            QUAKER FIXED INCOME FUND

     Name and Address of                                        Amount and Nature of
     Beneficial Owner                                           Beneficial Ownership*                       Percent

     Fiduciary Asset Management                               10 shares                                       100.000%**
     8112 Maryland Avenue, Suite 310
     Clayton, Missouri 63105

* The shares indicated are believed by the Trust to be owned both of record and beneficially.

** Pursuant to applicable SEC regulations, this shareholder is deemed to control the indicated Fund.

Investment Advisor. Information about the investment advisor to each Fund (each the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus.

Compensation of the Advisor with regards to the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Small-Cap Value Fund, and the Quaker Sector Allocation Equity Fund, based upon each Fund's average daily net assets, is at the annual rate of 0.75%. Compensation of the Advisor with regards to the Quaker Enhanced Stock Market Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.50%. Compensation of the Advisor with regards to the Quaker Fixed Income Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.45%. Under each Advisory Agreement, the Advisor to each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

The Administrator and Transfer Agent. The Trust has entered into a Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fee at the annual rate of 0.175% of the average daily net assets of each Fund on the first $50 million; 0.150% of the next $50 million; and 0.125% of its average daily net assets in excess of $100 million. In addition, the Administrator currently receives a base monthly fee of $2,000 for accounting and recordkeeping services for each Fund. The Administrator also charges each Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month per Fund for all of its fees taken in the aggregate, analyzed monthly.

The Administrator will perform the following services for each Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

The Administrator also serves as each Fund's transfer agent and dividend disbursing agent and will provide certain accounting and pricing services for each Fund. As transfer agent, the Administrator will receive a monthly fee based on the number of shareholders in each Fund, subject to a monthly minimum of $500.

Distributor. Quaker Securities, Inc. (the "Distributor"), 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which each Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days prior written notice to the other party. Sponsor. Quaker Funds, Inc. (the "Sponsor"), 1288 Valley Forge Road, Post Office Box 987, Valley Forge, Pennsylvania 19482, acts as sponsor for each Fund and provides certain shareholder services (more thoroughly described in the Prospectus) pursuant to a Shareholder Servicing Agreement between the Trust and the Sponsor for each Fund approved by the Board of Trustees of the Trust. The Shareholder Servicing Agreement may be terminated by each party upon 60 days prior written notice to the other party.

Custodian. The Fifth Third Bank (the "Custodian"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263 serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Accountants. The firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, serves as independent accountants for the Funds, and will audit the annual financial statements of the Funds, prepare each Fund's federal and state tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 800-220-8888, or by writing to:

                           The Quaker Family of Funds
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor to each Fund based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus. Transactions involving the issuance of shares in a Fund for securities in lieu of cash will be limited to acquisitions of securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Fund and the yield of the Fixed Income Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. Each Fund computes the "average annual total return" of each Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

Where: T = average annual total return. ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period. P = hypothetical initial payment of $1,000. n = period covered by the computation, expressed in terms of years.

Each Fund may also compute the aggregate total return of each Fund, which is calculated in a similar manner, except that the results are not annualized. The calculation of average annual total return and aggregate total return assume that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the performance of the Funds for any specified period in the future.

The yield of the Fixed Income Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                            Yield =2[(A - B + 1)6-1]
CD
Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

Each Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Index. The Fixed Income Fund may also compare its performance with the Salomon Brothers Broad Investment Grade Index. The Small-Cap Value Fund may also compare its performance with the Russell 2500 Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products.
Of course, past performance is not a guarantee of future results.

Each Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

    Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

    Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of each Fund's performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for each Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time each Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the reflects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). Each Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

Comparative information about the yield of the Fixed Income Fund and about average rates of return on certificates of deposits, bank money market deposit accounts, money market mutual funds, and other similar types of investments may be included in Fixed Income Fund communications. A bank certificate of deposit, unlike the Fixed Income Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fixed Income Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fixed Income Fund's shares.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Funds may generally acquire from time to time fixed income securities that meet the following minimum rating criteria ("Investment Grade Debt Securities") or, if unrated, are in the Advisor's opinion comparable in quality to Investment Grade Debt Securities. The Fixed Income Fund, however, intends to limit its portfolio to a more restrictive quality criteria, limiting portfolio investment to those securities in the three highest ratings, as described below, or if not rated, of equivalent quality as determined by the Advisor to the Fixed Income Fund. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Group. The following summarizes the highest four ratings used by Standard & Poor's Ratings Group ("S&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

   AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for debt in higher rated categories.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to municipal notes and indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

   Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest rating used by Moody's for short-term notes and variable rate demand obligations:

   MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

   AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

   AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

   A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

   BBB - Bonds  rated BBB have below  average  protection  factors but are still
   considered   sufficient  for  prudent   investment.   There  is  considerable
   variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

   AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

   A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

   F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

   F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                             PART C

                                     QUAKER INVESTMENT TRUST

                                            FORM N1-A

                                        OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

       a)   Financial Statements:

            To be filed by Post-Effective Amendment

       b)   Exhibits

 (1) Declaration of Trust - Amended and Restated Declaration of
     Trust-Incorporated by reference 8/29/96

 (2) By-Laws - Amended and Restated By-Laws-Incorporated by reference
     8/29/96

 (3) Not Applicable

 (4) Not Applicable - the series of the Registrant do not issue certificates

 (5)   (a) Investment Advisory Agreement for Quaker Enhanced Equity Index
           Fund-Incorporated by reference 8/29/96

       (b) Investment Advisory Agreement for Quaker Core Equity
           Trust-Incorporated by reference 8/29/96

       (c) Investment Advisory Agreement for Quaker Aggressive Growth
           Fund-Incorporated by reference 8/29/96

       (d) Investment Advisory Agreement for Quaker Small Cap Value
           Fund-Incorporated by reference 8/29/96

       (e) Investment Advisory Agreement for Quaker Sector Rotation Equity
           Fund-Incorporated by reference 8/29/96

       (f) Investment Advisory Agreement for Quaker Fixed Income
           Fund-Incorporated by reference 8/29/96

 (6)   (a)  Distribution Agreement for Quaker Enhanced Equity Index
            Fund-Incorporated by reference 8/29/96
       (b) Distribution Agreement for Quaker Core Equity Trust-Incorporated by reference 8/29/96
       (c) Distribution Agreement for Quaker Aggressive Growth Fund-Incorporated by reference 8/29/96
       (d) Distribution Agreement for Quaker Small Cap Value Fund-Incorporated by reference 8/29/96
       (e)  Distribution Agreement for Quaker Sector Rotation Equity
            Fund-Incorporated by reference 8/29/96
       (f) Distribution Agreement for Quaker Fixed Income Fund-Incorporated by reference 8/29/96

 (7)   Not Applicable

 (8) Custodian Agreement - Incorporated by reference; filed on 7/20/93

 (9) (a) Fund Accounting, Dividend Disbursing & Transfer Agent and Administration
         Agreement-Incorporated by reference 8/29/96

 (10)  Opinion and Consent of Counsel-Incorporated by reference 11/12/96

 (11)  Consent of Auditors-Not Applicable

 (12)  Not Applicable

 (13)  Not Applicable

 (14)  Not Applicable

 (15)  (a)  Plan of Distribution under Rule 12b-1 for Quaker Enhanced Equity
            Index Fund-Incorporated by reference 11/12/96

       (b)  Plan of Distribution under Rule 12b-1 for Quaker Core Equity
            Trust-Incorporated by reference 11/12/96

       (c)  Plan of Distribution under Rule 12b-1 for Quaker Aggressive Growth
            Fund-Incorporated by reference 11/12/96

       (d)  Plan of Distribution under Rule 12b-1 for Quaker Small Cap Value
            Fund-Incorporated by reference 11/12/96

       (e)  Plan of Distribution under Rule 12b-1 for Quaker Sector Rotation
            Equity Fund-Incorporated by reference 11/12/96

       (f)  Plan of Distribution under Rule 12b-1 for Quaker Fixed Income
            Fund-Incorporated by reference 11/12/96

 (16)  Computation of Performance-to be filed by Post-Effective Amendment

 (17)  (a)  Copies of Powers of Attorney-Not applicable

       (b)  Financial Data Schedules-to be filed by Post-Effective Amendment

 (18)  Not applicable


 ITEM 25.   Persons Controlled by or Under Common Control with Registrant

            No person is controlled by or under common control with Registrant.

 ITEM 26.   Number of Record Holders of Securities

            As of November 14, 1996, the number of record holders of each class of securities of Registrant was as follows:

                                                                     Number of
         Title of Class                                           Record Holders

         Quaker Enhanced Equity Index Fund                                 0
         Quaker Core Equity Trust                                          0
         Quaker Aggressive Growth Fund                                     0
         Quaker Small Cap Value Fund                                       0
         Quaker Sector Rotation Equity Fund                                0
         Quaker Fixed Income Fund                                          0

 ITEM 27.       Indemnification

                Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto:

                Article VII, Sections 5.4 of the Registrant's Declaration of Trust, Article XIV Section 8(b) of the Registrant's Investment Advisory Agreements, Section 8(b) of the Registrant's Administration Agreement, and Section (6) of the Registrant's Distribution Agreements.

                The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

 ITEM 28.       Business and other Connections of Investment Advisor

                See the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients.

 ITEM 29.       Principal Underwriter

         (a) Quaker Securities, Inc. is underwriter and distributor for The Quaker Family of Mutual Funds and does not serve as underwriter or distributor for any other investment companies.

         (b)

       Name and Principal  Position(s) and Offices       Position(s) and Offices
       Business Address       with Underwriter              with Registrant

       Jeffry H. King         Chairman & CEO                 Chairman
       1288 Valley Forge Rd
       Valley Forge, PA

       Laurie Keyes           Chief Operating Officer        Trustee
       1288 Valley Forge Rd
       Valley Forge, PA

       (c)  Not applicable

 ITEM 30.   Location of Accounts and Records

            All account books and records not normally held by the Custodian and the Investment Advisors are held by the Registrant, in the offices of The Nottingham Company, Administrator to the Registrant.

            The address of The Nottingham Company is 105 North Washington Street, P.O. Drawer 69, Rocky Mount, North Carolina 27802-0069.

 ITEM 31.   Management Services

            The substantive provisions of the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement, as amended, between the Registrant and The Nottingham Company are discussed in Part B hereof.

 ITEM 32.   Undertakings

            Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effetive date on this Post-Effective Amendment to Registrant's 1933 Act registration statement.

            Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

            Registrant undertakes to call a meeting of shareholders, at the request of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                           SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on the 23rd day of August 1996.

 QUAKER INVESTMENT TRUST

 By:  * /s/ PETER F. WAITNEIGHT
      Peter F. Waitneight
      President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

 /s/ C. FRANK WATSON III
     C. Frank Watson III
     Secretary

*/s/ PETER F. WAITNEIGHT
     Peter F. Waitneight
     Trustee and President

*/s/ JEFFRY H. KING
     Jeffry H. King
     Chairman

*/s/ LAURIE KEYES
     Laurie Keyes
     Trustee

*/s/ HOWARD L. GLEIT
     Howard L. Gleit
     Trustee

 /s/ EVERETT T. KEECH
     Everett T. Keech
     Trustee

*/s/ KEVIN J. MAILEY
     Kevin J. Mailey
     Trustee

*/s/ LOUIS P. PEKTOR III
     Louis P. Pektor III
     Trustee

*/s/ J. HOPE REESE
     J. Hope Reese
     Treasurer